COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

16.	COMMITMENTS AND CONTINGENCIES

The Group is faced with certain contingencies, from time to time, involving litigation, claims, assessments or compliance. Such proceedings can be costly, time consuming and unpredictable and, therefore, no assurance can be given that the final outcome of such proceedings will not materially impact the Group’s financial condition or results of operations. Estimated losses are accrued for these proceedings when the loss is probable and can be estimated. While the Group maintains insurance coverage that the Group believes is adequate to mitigate the risks of such proceedings, no assurance can be given that the amount or scope of existing insurance coverage will be sufficient to cover losses arising from such matters. The current liability for the estimated losses associated with these proceedings is not material to the consolidated financial condition and those estimated losses are not expected to have a material impact on the Group’s results of operations.

Masampe Allegations

As first reported in the Codere Group’s Earnings Results presentation filed by the Company with the SEC on November 12, 2021, the Group was made aware that Masampe S.L., José Antonio Martínez Sampedro, Luis Javier Martínez Sampedro and Encarnación Martínez Sampedro filed a criminal complaint with the Audiencia Nacional (a Spanish federal court) in July 2021 (as amended in September 2021), which was dismissed by the court due to a lack of jurisdiction. The plaintiffs appealed the decision in November 2021, which appeal was subsequently dismissed by the court. On December 21, 2021, the plaintiffs filed a second appeal against the court’s decision to dismiss the appeal, which second appeal was dismissed by the court on February 3, 2022.

Based on the information currently available to the Group, the Group understands that the complaint: (i) makes allegations against certain directors, managers and shareholders of Codere Group, and certain of their respective affiliates and related parties for embezzlement and scheming to alter the price of things, including shares of Codere Group, breach of information rights, passing abusive resolutions, insolvency offences and unfair administration, and (ii) was amended in September 2021 to extend certain allegations of money laundering, payments to and from tax havens, breach of data protection rules and disclosure of secrets in relation to Codere Group’s online business (which may refer to the Group), and certain irregularities in the hiring process of certain of its executives, against Novelly (as defined in Note 14), Moshe Edree, M&G Plc and several other related entities.

Business e-Mail Compromise Incident

Codere Online was the victim of cyber-related fraud activity which involved electronic communications impersonating one of Codere Online’s vendors. After hacking the e-mail account of one of Codere Online’s senior officers, the perpetrators sent illegitimate requests for payments attaching doctored invoices reflecting fraudulent account information for otherwise legitimate payment requests. As a result, during 2022, Codere Online made certain payments on outstanding invoices totalling approximately €744 thousand to foreign accounts controlled by the impersonator rather than to the account of the real vendor (the “Business e-Mail Compromise”).

Codere Online launched an internal investigation to determine the full extent of the fraud scheme and related potential exposure in connection with the Business e-Mail Compromise, and has recorded a one-time pre-tax charge of €744 thousand in 2022 as the result of this event. Following the discovery of the Business e-Mail Compromise, Codere Online promptly initiated contact with the banks involved in the wire transfers as well as appropriate law enforcement authorities. To date, Codere Online has recovered a de minimis portion of the amounts transferred to illegitimate recipients in connection with the Business e-Mail Compromise. Codere Online is continuing to pursue the recovery of the amounts transferred. Codere Online may be limited in what information it can disclose as it is currently considering legal action and other remedies available in connection with the Business e-Mail Compromise. The ultimate amount of the loss will depend on Codere Online’s success in recovering some or all of the funds. Codere Online currently believes the Business e-Mail Compromise is an isolated event and, to its knowledge, it did not compromise users’ account deposits or login credentials and did not result in any unauthorized access to any of the confidential consumer information or other user data that Codere Online maintains. To date, Codere Online has not found any evidence of additional fraudulent activity. While this matter will result in some additional near-term expenses, Codere Online does not expect the Business e-Mail Compromise incident to have a material impact on its business.

Codere Online, led by the Internal Audit team of Codere Group, has conducted an investigation into the Business e-Mail Compromise. The investigation concluded on June 27, 2022 with a report to the audit committee of the Parent Board. The investigation has uncovered that the information contained in the e-mail account of the Codere Online senior officer was accessible to, and may have been accessed by, the perpetrators. Except for the information contained in such e-mail account, there is no evidence that Codere Online’s systems were penetrated or that any corporate information, including our financial and accounting information, was accessed. The investigation has found no evidence of employee criminal involvement in the Business e-Mail Compromise. In connection with this investigation, Parent’s senior management has concluded that Codere Online did not maintain effective disclosure controls and procedures because of the existence of certain material weaknesses in internal control over financial reporting. Codere Online has implemented enhanced internal controls over financial reporting and is in the process of implementing additional procedures and controls pursuant to recommendations from the investigation.